                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 9

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                 0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                            0.59%         0.61%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                  0.56%         0.64%          0.00%       1.20%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%         0.73%          0.00%       1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                         0.20%         0.80%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          0.52%         0.48%          0.00%       1.00%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund                                  0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%        1.30%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global Equity Fund                             1.00%         0.61%        0.00%        1.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%        1.27%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%        1.11%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Mid Cap Fund                   1.05%         0.64%        0.00%        1.69%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select Advisers Small Cap Growth Fund          1.10%         0.73%        0.00%        1.83%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                          0.90%         0.80%        0.00%        1.70%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                           0.90%         0.48%        0.00%        1.38%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 10 THROUGH 12 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 1.70%, which is the maximum variable account charges that could be assessed to a contract.

For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your  If you annuitize your contract at
                              at the end of the applicable    contract at the end of the    at the end of the applicable
                                     time period                 applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      95    150     199     343      32    96     163     343      *     96     163      343
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       89    135     174     292      26    81     138     292      *     81     138      292
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       88    130     166     278      25    76     130     278      *     76     130      278
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          87    127     161     266      24    73     125     266      *     73     125      266
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          89    134     173     290      26    80     137     290      *     80     137      290
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Balanced Fund   90    138     179     303      27    84     143     303      *     84     143      303
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Equity          91    139     181     308      28    85     145     308      *     85     145      308
Income Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global          93    147     194     333      30    93     158     333      *     93     158      333
Equity Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide High Income     91    139     181     308      28    85     145     308      *     85     145      308
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi-Sector    90    138     179     303      27    84     143     303      *     84     143      303
Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          93    147     194     333      30    93     158     333      *     93     158      333
Advisers Mid Cap Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Select          95    150     199     343      32    96     163     343      *     96     163      343
Advisers Small Cap Growth
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       92    142     187     318      29    88     151     318      *     88     151      318
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           94    149     197     338      31    95     161     338      *     95     161      338
Company Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       91    141     184     313      28    87     148     313      *     87     148      313
Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic       91    141     184     313      28    87     148     313      *     87     148      313
Value Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     95    150     199     343      32    96     163     343      *     96     163      343
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      92    143     188     321      29    89     152     321      *     89     152      321
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------

3. THE 1ST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION LOCATED ON PAGE 27 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Contract owners may participate in this program if their contract value is $10,000 or more."